Earnings Per Common Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
Earnings Per Common Share
The calculation of EPS and diluted EPS for 2011, 2010 and 2009 is presented below. See Note 1 – Summary of Significant Accounting Principles for additional information on the calculation of EPS.

(Dollars in millions, except per share information; shares in thousands)	2011	2010	2009
Earnings (loss) per common share
Net income (loss)	$1,446	$(2,238)	$6,276
Preferred stock dividends	(1,361)	(1,357)	(4,494)
Accelerated accretion from redemption of preferred stock issued to the U.S. Treasury	—	—	(3,986)
Net income (loss) applicable to common shareholders	85	(3,595)	(2,204)
Dividends and undistributed earnings allocated to participating securities	(1)	(4)	(6)
Net income (loss) allocated to common shareholders	$84	$(3,599)	$(2,210)
Average common shares issued and outstanding	10,142,625	9,790,472	7,728,570
Earnings (loss) per common share	$0.01	$(0.37)	$(0.29)
Diluted earnings (loss) per common share
Net income (loss) applicable to common shareholders	$85	$(3,595)	$(2,204)
Dividends and undistributed earnings allocated to participating securities	(1)	(4)	(6)
Net income (loss) allocated to common shareholders	$84	$(3,599)	$(2,210)
Average common shares issued and outstanding	10,142,625	9,790,472	7,728,570
Dilutive potential common shares (1)	112,199	—	—
Total diluted average common shares issued and outstanding	10,254,824	9,790,472	7,728,570
Diluted earnings (loss) per common share	$0.01	$(0.37)	$(0.29)

(1)	Includes incremental shares from RSUs, restricted stock shares, stock options and warrants.

Due to the net loss applicable to common shareholders for 2010 and 2009, no dilutive potential common shares were included in the calculation of diluted EPS because they would have been antidilutive.
For 2011, 2010 and 2009, average options to purchase 217 million, 271 million and 315 million shares, respectively, of common stock were outstanding but not included in the computation of EPS because they were antidilutive under the treasury stock method. For both 2011 and 2010, average warrants to purchase 272 million shares of common stock and 265 million for 2009, were outstanding but not included in the computation of EPS because they were antidilutive under the treasury stock method. For 2011, 66 million average dilutive potential common shares associated with the Series L Preferred Stock were excluded from the diluted share count because the result would have been antidilutive under the “if-converted” method. For 2010 and 2009, 107 million and 147 million average dilutive potential common shares associated with the Series L Preferred Stock, and the mandatory convertible Preferred Stock Series 2 and Series 3 of Merrill Lynch were excluded from the diluted share count because the result would have been antidilutive under the “if-converted” method. For 2009, 81 million average dilutive potential common shares associated with the CES were excluded from the diluted share count because the result would have been antidilutive under the “if-converted” method. For 2011, 234 million average dilutive potential common shares associated with the Series T Preferred Stock issued in 2011 were excluded from the diluted share count because the result would have been antidilutive under the “if-converted” method.
For purposes of computing basic EPS, CES were considered to be participating securities prior to February 24, 2010, however, due to a net loss for 2010, earnings were not allocated to the CES. The two-class method prohibits allocation of an undistributed loss to participating securities. For purposes of computing diluted EPS, there was no dilutive effect of the CES, which were outstanding prior to February 24, 2010, due to a net loss for 2010.
In 2011, in connection with the exchanges described in Note 15 – Shareholders’ Equity, the Corporation recorded a net $36 million non-cash preferred stock dividend which is included in the calculation of net income allocated to common shareholders.
For 2009, as a result of repurchasing the TARP Preferred Stock, the Corporation accelerated the remaining accretion of the issuance discount on the TARP Preferred Stock of $4.0 billion and recorded a corresponding charge to retained earnings and income (loss) applicable to common shareholders in the calculation of diluted EPS. In addition, in 2009, the Corporation recorded an increase to retained earnings and net income (loss) applicable to common shareholders of $576 million related to the Corporation’s preferred stock exchange for common stock.